Schedule of Investments (unaudited) October 31, 2022	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.4%

Utilities — 0.4%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$2,945	$2,777,942

New Jersey — 142.1%

Corporate — 7.8%
New Jersey Economic Development Authority, ARB
Series A, AMT, 5.63%, 11/15/30	1,730	1,734,839
Series B, AMT, 5.63%, 11/15/30	5,000	4,885,585
New Jersey Economic Development Authority, RB(a)
Series A, (NPFGC), 5.25%, 07/01/25	950	992,524
Series A, (NPFGC), 5.25%, 07/01/26	1,415	1,500,235
New Jersey Economic Development Authority, Refunding ARB, AMT, 3.00%, 08/01/41	17,630	11,945,665
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	4,040	3,446,310
3.50%, 04/01/42	3,030	2,357,270
Series A, AMT, 2.20%, 10/01/39(b)	7,230	6,100,356
New Jersey Economic Development Authority, Refunding SAB, AMT, 3.00%, 08/01/43	25,350	17,439,304

		50,402,088
County/City/Special District/School District — 20.3%
Casino Reinvestment Development Authority, Inc., Refunding RB
Class D, 5.25%, 11/01/39	13,410	13,465,544
Class D, 5.25%, 11/01/44	15,755	15,761,475
City of Bayonne New Jersey, Refunding GO, (BAM, SAW), 5.00%, 07/01/26(c)	3,990	4,220,283
County of Essex New Jersey, GO, Series B, (SCH BD RES FD), 3.00%, 09/01/46	1,700	1,266,898
County of Middlesex New Jersey, Refunding COP, 5.00%, 10/15/31	2,840	3,086,992
Essex County Improvement Authority, Refunding RB
(NPFGC GTD), 5.50%, 10/01/27	250	274,327
(NPFGC GTD), 5.50%, 10/01/28	9,380	10,453,504
(NPFGC GTD), 5.50%, 10/01/29	8,505	9,603,013
Ewing Township Board of Education, GO
(SCH BD RES FD), 4.00%, 07/15/38	2,660	2,506,531
(SCH BD RES FD), 4.00%, 07/15/39	2,320	2,170,464
Gloucester County Improvement Authority, RB, (BAM), 4.00%, 07/01/46	840	710,607
Hudson County Improvement Authority, RB
5.00%, 05/01/46	5,655	5,735,386
4.00%, 10/01/51	2,000	1,714,398
Series A-1, (NPFGC GTD), 0.00%, 12/15/32(d)	1,000	656,573
Jersey City Redevelopment Agency, RB, (MUN GOVT GTD), 4.00%, 12/15/31	2,000	1,996,526
Mercer County Improvement Authority, RB, 5.00%, 09/01/40	2,480	2,525,369
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(e)(f)	2,350	47,000
Monroe Township Board of Educationddlesex County, Refunding GO, (SCH BD RES FD), 5.00%, 03/01/25(c)	2,750	2,856,381
New Jersey Economic Development Authority, RB 5.00%, 06/15/23(c)	3,065	3,097,152

Security	Par (000)	Value

County/City/Special District/School District (continued)
New Jersey Economic Development Authority, RB (continued)
Series B, AMT, 6.50%, 04/01/31	$4,010	$4,002,044
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	4,168	4,260,285
Township of Irvington New Jersey, Refunding GO, Series A, (AGM), 5.00%, 07/15/24(c)	1,175	1,209,304
Union County Utilities Authority Refunding RB, 5.00%, 06/15/41	1,000	1,000,422
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 5.25%, 12/01/31	38,770	38,820,750

		131,441,228
Education — 26.7%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	2,250	1,934,541
Clifton Board of Education, GO
(AGM), 2.25%, 08/15/45	6,150	3,744,354
(AGM), 2.25%, 08/15/46	6,150	3,667,270
Gloucester County Improvement Authority, RB
5.00%, 07/01/44	1,985	1,991,967
Series A, 5.00%, 07/01/31	1,950	2,002,720
Series A, 5.00%, 07/01/32	1,775	1,819,714
Series A, 5.00%, 07/01/33	2,250	2,298,992
Series A, 5.00%, 07/01/34	1,200	1,221,688
New Jersey Economic Development Authority, RB
6.00%, 10/01/33	4,520	4,567,559
Series A, 5.00%, 07/01/27(g)	330	323,403
Series A, 5.13%, 11/01/29(g)	150	144,960
Series A, 5.00%, 01/01/35	2,000	1,803,556
Series A, 5.25%, 07/01/37(g)	1,030	936,553
Series A, 5.00%, 07/01/38	350	335,427
Series A, 6.25%, 11/01/38(g)	440	440,133
Series A, 5.00%, 07/01/47	1,235	1,065,649
Series A, 5.38%, 07/01/47(g)	1,685	1,444,970
Series A, 5.00%, 12/01/48	4,475	4,014,625
Series A, 5.00%, 06/15/49(g)	970	806,793
Series A, 5.00%, 07/01/50	905	804,500
Series A, 6.50%, 11/01/52(g)	2,490	2,432,284
Series A, 5.00%, 06/15/54(g)	730	595,071
Series A, 5.25%, 11/01/54(g)	4,040	3,297,040
Series WW, 5.25%, 06/15/25(c)	460	482,609
New Jersey Economic Development Authority, Refunding RB
(SAP), 3.84%, 03/01/28(b)	4,510	4,486,868
(AGM), 5.00%, 06/01/37	6,270	6,080,126
(AGM), 5.00%, 06/01/42	810	780,661
Series A, 4.25%, 09/01/27(g)	210	203,111
Series A, 5.63%, 08/01/34(g)	630	609,907
Series A, 5.00%, 09/01/37(g)	805	732,572
Series A, 5.88%, 08/01/44(g)	1,070	1,013,317
Series A, 6.00%, 08/01/49(g)	555	526,235
Series A, 5.13%, 09/01/52(g)	1,700	1,432,641
New Jersey Educational Facilities Authority, RB
Series A, 5.00%, 07/01/45	2,420	2,420,915
Series C, (AGM), 3.25%, 07/01/49	1,060	747,276
Series C, (AGM), 4.00%, 07/01/50	895	745,556
New Jersey Educational Facilities Authority, Refunding RB
Series A, (BAM-TCRS), 5.00%, 07/01/28	2,050	2,091,369

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued)
Series A, 5.00%, 07/01/39	$15,555	$15,641,050
Series A, 5.00%, 07/01/44	14,500	14,529,406
Series A, 4.00%, 07/01/47	2,100	1,704,950
Series D, 5.00%, 07/01/38	1,000	1,001,468
Series D, 5.00%, 07/01/43	600	600,387
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 5.00%, 12/01/22	915	916,040
Series 1A, AMT, 4.00%, 12/01/28	270	262,905
Series 1A, AMT, 4.50%, 12/01/28	715	714,987
Series 1A, AMT, 4.00%, 12/01/29	185	179,454
Series 1A, AMT, 4.50%, 12/01/29	910	909,986
Series 1A, AMT, 4.63%, 12/01/30	895	895,039
Series 1A, AMT, 4.00%, 12/01/31	290	285,397
Series 1A, AMT, 4.13%, 12/01/35	175	159,906
Series 1A-1, AMT, 4.00%, 12/01/29	1,685	1,675,240
Series 1A-1, AMT, 4.25%, 12/01/32	610	608,466
Series 1A-1, AMT, 4.50%, 12/01/36	530	514,361
Sub-Series C, AMT, 4.00%, 12/01/48	3,210	2,570,867
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 3.00%, 12/01/32	5,500	4,849,240
Series B, AMT, 4.00%, 12/01/41	3,265	2,939,274
Sub-Series C, AMT, 3.63%, 12/01/49	1,925	1,446,611
Series C, AMT, Subordinate, 5.00%, 12/01/52	18,705	17,161,744
New Jersey Institute of Technology, RB
Series A, 5.00%, 07/01/40	3,000	3,032,445
Series A, 5.00%, 07/01/45	12,000	12,045,612
Newark Board of Education, Refunding GO
(BAM SCH BD RES FD), 3.00%, 07/15/38	700	552,793
(BAM SCH BD RES FD), 3.00%, 07/15/39	120	93,736
(BAM SCH BD RES FD), 3.00%, 07/15/41	1,500	1,103,511
Sustainability Bonds, (BAM SCH BD RES FD), 5.00%, 07/15/29	160	170,446
Sustainability Bonds, (BAM SCH BD RES FD), 5.00%, 07/15/31	200	214,820
Sustainability Bonds, (BAM SCH BD RES FD), 5.00%, 07/15/33	250	265,299
Sustainability Bonds, (BAM SCH BD RES FD), 4.00%, 07/15/34	215	203,557
Sustainability Bonds, (BAM SCH BD RES FD), 4.00%, 07/15/35	215	200,398
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(c)	21,565	21,771,540

		173,267,867
Health — 9.6%
Camden County Improvement Authority, Refunding RB
5.00%, 02/15/33	2,000	2,005,300
5.00%, 02/15/34	590	590,590
Middlesex County Improvement Authority, RB, AMT, (AMBAC), 5.50%, 09/01/30	445	445,394
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	1,230	1,208,729
5.00%, 01/01/39	1,230	1,163,676

Security	Par (000)	Value

Health (continued)
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	$3,955	$3,920,742
2.38%, 07/01/46	3,735	2,161,060
4.00%, 07/01/47	2,875	2,379,175
3.00%, 07/01/51	14,850	9,689,714
Series A, 5.50%, 07/01/43	5,505	5,538,580
Series B, 1.34%, 07/01/43(b)	10,450	10,450,000
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 01/01/24(c)	180	183,708
5.00%, 07/01/28	2,820	2,870,503
5.00%, 07/01/29	715	726,995
5.00%, 07/01/34	2,190	2,247,365
5.00%, 07/01/39	4,355	4,400,436
4.00%, 07/01/41	3,000	2,669,100
Series A, 4.00%, 07/01/43	3,500	3,002,440
Series A, 5.00%, 07/01/43	6,385	6,330,913

		61,984,420
Housing — 4.7%
New Jersey Housing & Mortgage Finance Agency, RB, Series A, (AGM), 5.00%, 05/01/27	1,920	1,920,703
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, 2.15%, 10/01/41	2,995	1,976,993
Series H, 2.30%, 10/01/46	2,250	1,379,470
Series H, 2.40%, 04/01/52	2,255	1,309,483
New Jersey Housing & Mortgage Finance Agency, Refunding RB
Series 2, AMT, 4.60%, 11/01/38	3,120	2,805,176
Series 2, AMT, 4.75%, 11/01/46	3,795	3,303,437
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.25%, 11/01/36	1,150	856,640
Series A, (HUD SECT 8), 2.45%, 11/01/45	860	566,707
Series A, (HUD SECT 8), 2.65%, 11/01/46	1,150	733,585
Series A, 4.00%, 11/01/48	675	545,235
Series A, (HUD SECT 8), 2.55%, 11/01/50	780	487,679
Series A, (HUD SECT 8), 2.70%, 11/01/51	1,150	696,913
Series A, 4.10%, 11/01/53	400	338,229
Series A, (HUD SECT 8), 2.63%, 11/01/56	780	434,293
Series A, (HUD SECT 8), 2.75%, 11/01/56	1,150	667,803
Series D, AMT, 4.25%, 11/01/37	1,750	1,566,677
Series D, AMT, 4.35%, 11/01/42	1,000	876,869
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	5,295	4,806,605
Series E, 2.25%, 10/01/40	2,505	1,657,947
Series E, 2.40%, 10/01/45	1,930	1,180,538
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,024,262

		30,135,244
State — 31.3%
Garden State Preservation Trust, RB, CAB(d)
Series B, (AGM), 0.00%, 11/01/23	17,185	16,634,204
Series B, (AGM), 0.00%, 11/01/25	10,000	8,981,500
Series B, (AGM), 0.00%, 11/01/26	6,000	5,173,284
Series B, (AGM), 0.00%, 11/01/27	4,000	3,305,648
Series B, (AGM), 0.00%, 11/01/28	4,540	3,596,815

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
New Jersey Economic Development Authority, RB
4.00%, 11/01/44	$4,715	$3,852,792
4.00%, 06/15/49	5,310	4,216,984
Class A, 5.25%, 11/01/47	7,800	7,690,488
Series A, (NPFGC), 5.25%, 07/01/24	1,785	1,819,284
Series A, (NPFGC), 5.25%, 07/01/25	7,915	8,139,960
Series A, (NPFGC), 5.25%, 07/01/26	7,500	7,772,062
Series A, 5.00%, 06/15/42	1,000	965,577
Series B, 5.00%, 06/15/35	3,750	3,764,134
Series B, 5.00%, 06/15/43	3,470	3,340,146
Series EEE, 5.00%, 06/15/43	16,995	16,359,013
Series WW, 5.25%, 06/15/33	380	385,221
Series WW, 5.00%, 06/15/34	5,500	5,523,204
Series WW, 5.00%, 06/15/36	3,115	3,112,826
Series WW, 5.25%, 06/15/40	7,915	7,928,384
New Jersey Economic Development Authority, Refunding RB
4.00%, 07/01/46	5,025	4,443,834
Series N-1, (NPFGC), 5.50%, 09/01/27	1,000	1,060,337
Series NN, 5.00%, 03/01/23(c)	19,715	19,840,723
Sub-Series A, 4.00%, 07/01/32	5,000	4,660,995
Sub-Series A, 5.00%, 07/01/33	5,050	5,104,368
Sub-Series A, 4.00%, 07/01/34	8,570	7,865,058
New Jersey Educational Facilities Authority, RB
Series A, 4.00%, 09/01/28	9,705	9,556,805
Series A, 5.00%, 09/01/32	4,000	4,026,876
Series A, 5.00%, 09/01/33	5,370	5,393,907
New Jersey Transportation Trust Fund Authority, RB
4.50%, 06/15/49	4,600	3,973,347
Class BB, 4.00%, 06/15/40	6,000	5,116,560
Series BB, 4.00%, 06/15/44	5,100	4,181,959
South Jersey Port Corp., ARB
Series B, AMT, 5.00%, 01/01/42	3,000	2,854,158
Series B, AMT, 5.00%, 01/01/48	9,120	8,386,971
State of New Jersey, GO, 2.00%, 06/01/37	5,825	3,930,168

		202,957,592
Tobacco — 5.9%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	10,000	9,323,490
Sub-Series B, 5.00%, 06/01/46	31,690	29,032,572

		38,356,062
Transportation — 30.3%
New Jersey Economic Development Authority, RB
AMT, (AGM), 5.00%, 01/01/31	1,000	999,387
AMT, 5.13%, 01/01/34	2,290	2,227,517
AMT, 5.38%, 01/01/43	23,510	22,240,013
New Jersey Economic Development Authority, Refunding RB, AMT, 5.00%, 10/01/37	2,750	2,747,940
New Jersey Transportation Trust Fund Authority, RB
Class BB, 5.00%, 06/15/36	3,750	3,747,383
Class BB, 4.00%, 06/15/37	1,550	1,366,221
Class BB, 4.00%, 06/15/50	3,825	3,026,267
Series A, (NPFGC), 5.75%, 06/15/24	1,205	1,239,617
Series A, 5.00%, 06/15/30	4,250	4,367,083
Series AA, 5.25%, 06/15/33	5,690	5,716,094
Series AA, 5.25%, 06/15/34	1,305	1,319,056
Series AA, 4.00%, 06/15/36	2,565	2,288,757
Series AA, 5.00%, 06/15/38	11,830	11,641,193
Series AA, 5.50%, 06/15/39	8,205	8,223,863

Security	Par (000)	Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series AA, 5.25%, 06/15/41	$5,000	$5,003,115
Series AA, 4.00%, 06/15/45	8,505	6,949,461
Series AA, 5.00%, 06/15/45	5,000	4,777,095
Series AA, 4.00%, 06/15/50	8,535	6,752,730
Series B, 5.00%, 06/15/33	2,450	2,487,245
Series BB, 4.00%, 06/15/50	16,115	12,749,882
Series C, (AGM), 0.00%, 12/15/32(d)	14,050	8,792,069
Series C, (AMBAC), 0.00%, 12/15/35(d)	8,300	4,121,548
Series C, (AMBAC), 0.00%, 12/15/36(d)	7,210	3,367,531
Series D, 5.00%, 06/15/32	3,300	3,321,932
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	6,000	2,969,172
New Jersey Transportation Trust Fund Authority, Refunding RB
4.00%, 12/15/39	4,795	4,111,171
Series A, 5.00%, 06/15/31	12,270	12,562,247
Series A, 5.00%, 12/15/32	7,815	7,962,086
Series A, 4.00%, 06/15/35	1,605	1,452,294
Series A, 5.00%, 12/15/35	2,000	2,002,640
Series A, 4.00%, 06/15/36	3,695	3,297,060
Series A, 5.00%, 12/15/36	500	496,200
New Jersey Turnpike Authority, RB
Series A1, 5.00%, 01/01/35	2,500	2,589,978
Series E, 5.00%, 01/01/45	8,720	8,782,147
New Jersey Turnpike Authority, Refunding RB
Series A, (AGM), 5.25%, 01/01/29	4,000	4,342,028
Series A, (BHAC-CR AGM), 5.25%, 01/01/29	500	547,161
Series A, (AGM), 5.25%, 01/01/30	4,000	4,376,552
Series B, 5.00%, 01/01/40	5,740	5,888,557
Series G, 5.00%, 01/01/36	5,000	5,203,010

		196,055,302
Utilities — 5.5%
New Jersey Infrastructure Bank, RB
2.00%, 09/01/43	1,640	933,524
2.25%, 09/01/50	4,030	2,072,355
Passaic Valley Sewerage Commission, Refunding RB
Series J, (AGM), 3.00%, 12/01/40	2,060	1,525,929
Series J, (AGM), 3.00%, 12/01/41	2,110	1,528,623
Series J, (AGM), 3.00%, 12/01/42	2,155	1,532,203
Series J, (AGM), 3.00%, 12/01/43	2,205	1,535,077
Series J, (AGM), 3.00%, 12/01/44	2,255	1,534,284
Series J, (AGM), 3.00%, 12/01/45	2,305	1,535,102
Rahway Valley Sewerage Authority, RB(d)
Series A, (NPFGC), 0.00%, 09/01/26	4,100	3,569,919
Series A, (NPFGC), 0.00%, 09/01/28	6,600	5,287,260
Series A, (NPFGC), 0.00%, 09/01/29	9,650	7,405,719
Series A, (NPFGC), 0.00%, 09/01/31	6,000	4,189,626
Series A, (NPFGC), 0.00%, 09/01/33	5,000	3,123,465

		35,773,086

Total Municipal Bonds in New Jersey		920,372,889

New York — 5.7%

Transportation — 5.7%
Port Authority of New York & New Jersey, ARB
Consolidated, 93rd Series, 6.13%, 06/01/94	6,000	6,144,138
Consolidated, 218th Series, AMT, 4.00%, 11/01/47	5,000	4,172,880
Consolidated, 221st Series, AMT, 4.00%, 07/15/50	4,415	3,584,406

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, ARB (continued)
Series 221, AMT, 5.00%, 07/15/31	$6,750	$6,980,864
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	4,475	4,497,755
Consolidated, 206th Series, AMT, 5.00%, 11/15/47	5,000	4,998,060
Series 178th, AMT, 5.00%, 12/01/33	4,005	4,016,883
Series 223, AMT, 4.00%, 07/15/41	2,530	2,189,042
Series 223, AMT, 4.00%, 07/15/46	770	636,028

Total Municipal Bonds in New York		37,220,056

Pennsylvania — 2.3%

Transportation — 2.3%
Delaware River Port Authority, RB
5.00%, 01/01/24(c)	2,000	2,039,700
5.00%, 01/01/37	8,830	8,864,949
5.00%, 01/01/40	4,000	4,009,824

Total Municipal Bonds in Pennsylvania		14,914,473

Puerto Rico — 4.9%

State — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,808	2,349,004
Series A-1, Restructured, 5.00%, 07/01/58	12,716	10,878,805
Series A-2, Restructured, 4.78%, 07/01/58	2,906	2,409,806
Series A-2, Restructured, 4.33%, 07/01/40	12,863	10,914,641
Series B-1, Restructured, 4.75%, 07/01/53	638	531,048
Series B-2, Restructured, 4.78%, 07/01/58	618	509,790
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	11,852	2,572,145

		30,165,239
Tobacco — 0.2%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	760	755,896
5.63%, 05/15/43	790	789,959

		1,545,855

Total Municipal Bonds in Puerto Rico		31,711,094

Total Municipal Bonds — 155.4%
(Cost: $1,092,894,776)		1,006,996,454

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New Jersey — 5.5%

County/City/Special District/School District — 1.8%
Union County Utilities Authority, Refunding RB, Series A, 5.00%, 06/15/41	11,685	11,689,934

Security	Par (000)	Value

Health — 0.7%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/47	$5,555	$4,596,980

State — 3.0%
Garden State Preservation Trust, RB, Series A, 5.75%, 11/01/28	17,920	19,125,779

Total Municipal Bonds in New Jersey		35,412,693

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 5.5%
(Cost: $35,674,822)		35,412,693

Total Long-Term Investments — 160.9%
(Cost: $1,128,569,598)		1,042,409,147

	Shares

Short-Term Securities

Money Market Funds — 3.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.83%(i)(j)	25,513,883	25,511,332

Total Short-Term Securities — 3.9%
(Cost: $25,511,332)		25,511,332

Total Investments — 164.8%
(Cost: $1,154,080,930)		1,067,920,479
Other Assets Less Liabilities — 2.9%		18,498,599
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.4)%		(22,172,415)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (64.3)%		(416,322,678)

Net Assets Applicable to Common Shares — 100.0%		$647,923,985

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$42,316,790	$—	$(16,784,272	)(a)	$(11,003)	$(10,183)	$25,511,332	25,513,883	$155,777	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	227	12/20/22	$25,126	$447,513
U.S. Long Bond	254	12/20/22	30,702	1,236,337
5-Year U.S. Treasury Note	223	12/30/22	23,781	294,242

				$1,978,092

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,006,996,454	$—	$1,006,996,454
Municipal Bonds Transferred to Tender Option Bond Trusts	—	35,412,693	—	35,412,693
Short-Term Securities
Money Market Funds	25,511,332	—	—	25,511,332

	$25,511,332	$1,042,409,147	$—	$1,067,920,479

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,978,092	$—	$—	$1,978,092

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(22,059,998)	$—	$(22,059,998)
VRDP Shares at Liquidation Value	—	(417,100,000)	—	(417,100,000)

	$—	$(439,159,998)	$—	$(439,159,998)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SAW	State Aid Withholding

SCH BD RES FD	School Board Resolution Fund

S C H E D U L E O F I N V E S T M E N T S	6